IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers - Impact of Adoption (Schedule Of Adjustments To Balance Sheets) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017		Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 7,561	$ 21,511	[1]	$ 10,338	[1]	$ 10,338
Restricted cash		935	435	[1]	405	[1]
Trade and other receivables		6,728	8,736	[1]	5,144	[1]
Contract assets		4,534	6,578	[1]	5,572	[1]
Inventories		17,174	15,048	[1]	17,130	[1]
Prepaid expenses		1,960	1,374	[1]	1,198	[1]
Total current assets		38,892	53,682	[1]	39,787	[1]
Non-current assets
Restricted cash		241	468	[1]	535	[1]
Contract assets		1,689	645	[1]
Investment in joint ventures		1,644	2,797	[1]	1,750	[1]
Property, plant and equipment		2,867	3,874	[1]	4,095	[1]	4,095
Intangible assets		232	180	[1]	203	[1]
Goodwill		4,359	4,569	[1]	4,019	[1]	4,019
Total non-current assets		11,032	12,533	[1]	10,602	[1]
Total assets		49,924	66,215	[1]	50,389	[1]
Current liabilities
Operating borrowings	[1]		1,200		2,111
Trade and other payables		9,068	9,736	[1]	7,235	[1]
Contract liabilities		14,581	11,821	[1]	10,268	[1]
Financial liabilities		3,359	4,913	[1]	3,939	[1]
Provisions		2,041	1,744	[1]	2,045	[1]
Deferred funding		1,744	880	[1]	508	[1]
Total current liabilities		30,793	30,294	[1]	26,106	[1]
Non-current liabilities
Other liabilities		5,711	8,516	[1]	9,262	[1]
Contract liabilities		1,420	2,223	[1]	3,494	[1]
Provisions		810	976	[1]	841	[1]
Deferred funding		229	33	[1]	12	[1]
Total non-current liabilities		8,170	11,748	[1]	13,609	[1]
Total liabilities		38,963	42,042	[1]	39,715	[1]
Equity
Share capital		387,911	387,746	[1]	365,923	[1]
Contributed surplus		20,717	19,885	[1]	19,255	[1]
Accumulated other comprehensive loss		(2,681)	(1,811)	[1]	(3,623)	[1]
Deficit		(394,986)	(381,647)	[1]	(370,881)	[1]
Total equity		10,961	24,173	[1]	10,674	[1]	$ 10,382
Total equity and liabilities		$ 49,924	66,215	[1]	50,389	[1]
IFRS 15 [member]
Current assets
Cash and cash equivalents			21,511
Restricted cash			435
Trade and other receivables			8,736
Contract assets			6,578
Inventories			15,048
Prepaid expenses			1,374
Total current assets			53,682
Non-current assets
Restricted cash			468
Contract assets			645
Investment in joint ventures			2,797
Property, plant and equipment			3,874
Intangible assets			180
Goodwill			4,569
Total non-current assets			12,533
Total assets			66,215
Current liabilities
Operating borrowings			1,200
Trade and other payables			9,736
Contract liabilities			11,821
Financial liabilities			4,913
Provisions			1,744
Deferred funding			880
Total current liabilities			30,294
Non-current liabilities
Other liabilities			8,516
Contract liabilities			2,223
Provisions			976
Deferred funding			33
Total non-current liabilities			11,748
Total liabilities			42,042
Equity
Share capital			387,746
Contributed surplus			19,885
Accumulated other comprehensive loss			(1,811)
Deficit			(381,647)
Total equity			24,173
Total equity and liabilities			66,215
Restatement [member] | IFRS 15 [member]
Current assets
Cash and cash equivalents					10,338
Restricted cash					405
Trade and other receivables					5,144
Contract assets					5,572
Inventories					17,130
Prepaid expenses					1,198
Total current assets					39,787
Non-current assets
Restricted cash					535
Investment in joint ventures					1,750
Property, plant and equipment					4,095
Intangible assets					203
Goodwill					4,019
Total non-current assets					10,602
Total assets					50,389
Current liabilities
Operating borrowings					2,111
Trade and other payables					7,235
Contract liabilities					10,268
Financial liabilities					3,939
Provisions					2,045
Deferred funding					508
Total current liabilities					26,106
Non-current liabilities
Other liabilities					9,262
Contract liabilities					3,494
Provisions					841
Deferred funding					12
Total non-current liabilities					13,609
Total liabilities					39,715
Equity
Share capital					365,923
Contributed surplus					19,255
Accumulated other comprehensive loss					(3,623)
Deficit					(370,881)
Total equity					10,674
Total equity and liabilities					50,389
Previously reported [member] | IFRS 15 [member]
Current assets
Cash and cash equivalents			21,511
Restricted cash			435
Trade and other receivables			14,292
Inventories			15,164
Prepaid expenses			978
Total current assets			52,380
Non-current assets
Restricted cash			468
Non-current receivables			645
Investment in joint ventures			2,797
Property, plant and equipment			3,874
Intangible assets			180
Goodwill			4,569
Total non-current assets			12,533
Total assets			64,913
Current liabilities
Operating borrowings			1,200
Trade and other payables			9,736
Financial liabilities			4,913
Provisions			1,174
Deferred revenue			12,734
Total current liabilities			29,757
Non-current liabilities
Other liabilities			8,516
Provisions			921
Deferred revenue			2,223
Total non-current liabilities			11,660
Total liabilities			41,417
Equity
Share capital			387,746
Contributed surplus			19,885
Accumulated other comprehensive loss			(1,822)
Deficit			(382,313)
Total equity			23,496
Total equity and liabilities			64,913
Previously reported [member] | Restatement [member] | IFRS 15 [member]
Current assets
Cash and cash equivalents					10,338
Restricted cash					405
Trade and other receivables					9,802
Inventories					17,208
Prepaid expenses					918
Total current assets					38,671
Non-current assets
Restricted cash					535
Investment in joint ventures					1,750
Property, plant and equipment					4,095
Intangible assets					203
Goodwill					4,019
Total non-current assets					10,602
Total assets					49,273
Current liabilities
Operating borrowings					2,111
Trade and other payables					7,235
Financial liabilities					3,939
Provisions					1,221
Deferred revenue					10,788
Total current liabilities					25,294
Non-current liabilities
Other liabilities					9,262
Provisions					841
Deferred revenue					3,494
Total non-current liabilities					13,597
Total liabilities					38,891
Equity
Share capital					365,923
Contributed surplus					19,255
Accumulated other comprehensive loss					(3,623)
Deficit					(371,173)
Total equity					10,382
Total equity and liabilities					49,273
Remeasurements [member] | IFRS 15 [member]
Current assets
Contract assets			1,022
Prepaid expenses			396
Total current assets			1,418
Non-current assets
Total assets			1,418
Current liabilities
Provisions			741
Total current liabilities			741
Non-current liabilities
Total liabilities			741
Equity
Accumulated other comprehensive loss			11
Deficit			666
Total equity			677
Total equity and liabilities			1,418
Remeasurements [member] | Restatement [member] | IFRS 15 [member]
Current assets
Contract assets					914
Prepaid expenses					280
Total current assets					1,194
Non-current assets
Total assets					1,194
Current liabilities
Provisions					902
Total current liabilities					902
Non-current liabilities
Total liabilities					902
Equity
Deficit					292
Total equity					292
Total equity and liabilities					1,194
Reclassifications [member] | IFRS 15 [member]
Current assets
Trade and other receivables			(5,556)
Contract assets			5,556
Inventories			(116)
Total current assets			(116)
Non-current assets
Non-current receivables			(645)
Contract assets			645
Total assets			(116)
Current liabilities
Contract liabilities			11,821
Provisions			(171)
Deferred funding			880
Deferred revenue			(12,734)
Total current liabilities			(204)
Non-current liabilities
Contract liabilities			2,223
Provisions			55
Deferred funding			33
Deferred revenue			(2,223)
Total non-current liabilities			88
Total liabilities			(116)
Equity
Total equity and liabilities			$ (116)
Reclassifications [member] | Restatement [member] | IFRS 15 [member]
Current assets
Trade and other receivables					(4,658)
Contract assets					4,658
Inventories					(78)
Total current assets					(78)
Non-current assets
Total assets					(78)
Current liabilities
Contract liabilities					10,268
Provisions					(78)
Deferred funding					508
Deferred revenue					(10,788)
Total current liabilities					(90)
Non-current liabilities
Contract liabilities					3,494
Deferred funding					12
Deferred revenue					(3,494)
Total non-current liabilities					12
Total liabilities					(78)
Equity
Total equity and liabilities					$ (78)

[1]	Restated (Note 5)